Credit Facilities - Schedule of Outstanding Balances of Loans from Other Financial Institutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Long-term debt	$ 477,708	$ 945,478
Zhongli International Leasing Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From September 2023 to September 2028
Interest rate	8.46%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Long-term debt	$ 218,097	386,527
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From November 2023 to April 2026
Interest rate	8.84%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Long-term debt	$ 160,464	378,536
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From May 2024 to November 2026
Interest rate	6.08%
Collateral/ Guarantee	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao
Date of paid off
Long-term debt	$ 99,146
He Yun International Financial Leasing Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From December 2023 to November 2024
Interest rate	8.70%
Collateral/ Guarantee	Pledged by vehicle owned by the Company
Date of paid off	Dec. 26, 2024
Long-term debt		143,795
Shuanghui Commercial Factoring Co., Ltd. [Member]
Schedule of Outstanding Balances of Loans from Other Financial Institutions [Line Items]
Term	From February 2023 to February, 2024
Interest rate	7.50%
Collateral/ Guarantee	Guaranteed by Henan SME Investment Guarantee Co., Ltd, counter-guaranteed by Ms. Shasha Chen, pledged by accounts receivable of the Ningbo Haoxin International Logistics Co., Ltd.
Date of paid off	Feb. 16, 2024
Long-term debt		$ 36,620